S000016655 [Member] Annual Fund Operating Expenses - Franklin Multi-Asset Growth Fund	Jan. 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	1.03%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	1.74%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	0.79%	[1]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	1.31%	[1]
Class IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%	[2]
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	0.68%	[1]

[1]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights tables, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]	Other expenses for Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.